BORROWINGS AND FINANCING (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
New debts	R$ 11,121,708	R$ 10,180,554
Repayment	(11,717,772)	(6,927,383)
Interest payment	(4,267,926)	(4,052,226)
Prepayment [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 2,490,399	R$ 1,368,163
Maturities	2027	2027
Repayment	R$ (2,207,681)	R$ (910,098)
Interest payment	(611,401)	(601,576)
Bonds Perpetual Bonds A C C And Facility [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 5,024,598	R$ 5,764,390
Maturities	2026 to 2028	2024 to 2027
Repayment	R$ (5,164,712)	R$ (3,895,219)
Interest payment	(1,569,845)	(1,545,960)
B N D E S F I N A M E F I N E P Debentures N C E Facility And C C B [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 3,606,711	R$ 3,048,001
Maturities	2026 to 2042	2024 to 2029
Repayment	R$ (4,345,379)	R$ (2,122,066)
Interest payment	R$ (2,086,680)	R$ (1,904,690)